Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

28.  Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Major related parties	Relationship with the Group
Guangzhou Sunhongs Corp., Ltd. (“Guangzhou Sunhongs”) (Formerly known as Guangzhou Shanghang Information Technology Co., Ltd.)	Significant influence exercised by a principal shareholder of the Company
Kingsoft Cloud Holdings Limited (“Kingsoft Cloud”)	Significant influence exercised by a principal shareholder of the Company
Xiaomi Corporation (“Xiaomi Group”)	Controlled by a principal shareholder of the Company
Huya *	Investment with significant influence
Shanghai Chuangsi Enterprise Development Co., Ltd. (“Shanghai Chuangsi”)	Investment with significant influence

*  Since April 3, 2020, Huya ceased to be a subsidiary of the Group and the Group accounted for the investment in Huya using the equity method.

During the years ended December 31, 2018, 2019 and 2020, significant related party transactions are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Disposal of investments to related parties	—	—	140,132
Bandwidth service provided by Guangzhou Sunhongs	92,454	92,553	98,364
Promotion expense charged from related parties	57	25,534	17,511
Bandwidth service provided by Kingsoft Cloud	2,106	11,899	14,694
Loan to related parties	188,000	170,000	5,000
Purchase of fixed assets from Kingsoft Cloud	—	16,776	2,952
Payments on behalf of related parties, net of repayments	(2,543)	(12,261)	2,317
Online games revenue shared from related parties	31,366	3,588	—
Repayment of loans from related parties	20,000	—	—
Others	9,626	13,878	5,874

28.  Related party transactions (continued)

As of December 31, 2019 and 2020, the amounts due from/to related parties are as follows:

	December 31,
	2019	2020
	RMB	RMB

Amounts due from related parties, current
Others	1,709	3,986

Amounts due to related parties
Due to Shanghai Chuangsi*	176,893	5,962
Due to Kingsoft Cloud	641	1,491
Due to Xiaomi Group	11,513	3,221
Due to Guangzhou Sunhongs	8,931	7,568
Others	7,943	6,699

Total	205,921	24,941

*Other receivables and payables from/to related parties are unsecured and payable on demand.